Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Electronic equipment	7,172,694	13,780,685	14,397,628
Building and building improvement	5,855,920	9,118,708	9,084,029
Logistics, warehouse and other heavy equipment	2,693,969	3,912,356	6,104,497
Vehicles	1,164,376	1,240,001	1,249,667
Leasehold improvement	827,408	1,318,735	2,100,120
Office equipment	287,282	406,534	388,841
Software	203,848	250,920	301,919

Total	18,205,497	30,027,939	33,626,701
Less: accumulated depreciation	(5,631,319)	(8,945,101)	(12,911,659)
Less: impairment	—	—	(60,971)

Net book value	12,574,178	21,082,838	20,654,071